BACKGROUND AND ORGANIZATION - Additional Information (Details)	1 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Mar. 31, 2025 USD ($) ft²	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Net loss			$ (16,611,425)	$ (4,345,725)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (22,689,706)	$ (34,515,754)	$ (20,710,446)
Accumulated deficit			(138,019,980)	$ (120,020,555)	$ (115,626,325)	$ (102,991,887)	$ (115,626,325)	$ (120,020,555)	(131,806,605)	$ (97,290,851)
Non-cash interest expense			10,398,050
Landlord obtained default judgment against the Company in amount			$ 409,278
Lease agreement description			As such, as of March 31, 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the three months ended March 31, 2025.
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value			$ 0
No longer recoverable, and assets were written down to net book value			$ 0
Centennial Tech Industrial Owner LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Landlord obtained default judgment against the Company in amount									$ 409,278
Centennial Tech Industrial Owner LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Landlord obtained default judgment against the Company in amount	$ 409,278
COLORADO [Member] | Office Building [Member]
Subsidiary, Sale of Stock [Line Items]
Area of land | ft²			27,900						27,900
Operating lease extended expiry		2025-06	2025-06